Capital Leases (Tables)	12 Months Ended
Dec. 31, 2014
Capital Leases Tables
Schedule of Future Minimum Lease Payments for Capital Leases

Future minimum lease payments are due as follow:

Year Ended December 31,	Principal	Interest	Total
2015	$326,656	$84,674	$411,330
2016	351,048	54,101	405,149
2017	377,238	21,729	398,967
2018	165,738	430	166,168
2019	2,398	32	2,430
Total minimum lease payments	$1,223,078	$160,966	$1,384,044